Schedule of accounts receivable, net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Credit Loss [Abstract]
Accounts receivable	$ 1,237,290	$ 1,081,866
Less: allowance for credit losses
Total accounts receivable	$ 1,237,290	$ 1,081,866